Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 228,542		$ 465,277
Allowance account for credit losses of financial assets, percent	6.00%	6.00%
Liquidity risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 46,550		$ 62,143
Currency risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 8,000
Risk exposure associated with instruments sharing characteristic		$ 2,231		$ 7,756
Floating interest rate | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Bottom of range | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 6,000
Top of range | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 7,000